GENERAL INFORMATION (Details)	12 Months Ended
	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	[2]	Dec. 31, 2017 CNY (¥)	Sep. 22, 2017 HKD ($)
Disclosure of GENERAL INFORMATION [Line Items]
Nominal value of issued ordinary share/registered capital		$ 58,000,000	¥ 397,000	[1]	$ 45,000,000	¥ 306,000		¥ 206,000
Success Winner Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Success Winner Limited
Place and date of incorporation or establishment/operations	British Virgin Islands, May 29, 2009
Nominal value of issued ordinary share/registered capital | $		$ 1
Percentage of equity attributable to the Company Direct	100.00%
Percentage of equity attributable to the Company Indirect	0.00%
Principal activities	Investment holding
Stand Best Creation Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Stand Best Creation Limited
Place and date of incorporation or establishment/operations	Hong Kong, January 17, 2008
Nominal value of issued ordinary share/registered capital | $	$ 10,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Investment holding
Jinjiang Hengda Ceramics Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Jinjiang Hengda Ceramics Co., Ltd. (note 1)
Place and date of incorporation or establishment/operations	PRC, September 30, 1993
Nominal value of issued ordinary share/registered capital			288,880,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Manufacture and sale of ceramic tiles
Jiangxi Hengdali Ceramic Materials Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Jiangxi Hengdali Ceramic Materials Co., Ltd. (note 1)
Place and date of incorporation or establishment/operations	PRC, May 4, 2008
Nominal value of issued ordinary share/registered capital			55,880,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Manufacture and sale of ceramic tiles
Fujian Province Hengdali Building Materials Co [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Fujian Province Hengdali Building Materials Co., Ltd (note 2)
Place and date of incorporation or establishment/operations	PRC, September 17,2013
Nominal value of issued ordinary share/registered capital			1,000,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Sale of building and decoration materials
Vast Elite Limited [Member]
Disclosure of GENERAL INFORMATION [Line Items]
Name	Vast Elite Limited (note 1)
Place and date of incorporation or establishment/operations	Hong Kong, September 22, 2017
Nominal value of issued ordinary share/registered capital			1						$ 1
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Trading of building material
Chengdu Future
Disclosure of GENERAL INFORMATION [Line Items]
Name	Chengdu Future (note 3)
Place and date of incorporation or establishment/operations	PRC, November 20, 2019
Nominal value of issued ordinary share/registered capital			30,000,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Business management and consulting services
Antelope Holdings
Disclosure of GENERAL INFORMATION [Line Items]
Name	Antelope Enterprise Holdings Limited
Place and date of incorporation or establishment/operations	Hong Kong, December 3, 2019
Nominal value of issued ordinary share/registered capital			¥ 10,000
Percentage of equity attributable to the Company Direct	0.00%
Percentage of equity attributable to the Company Indirect	100.00%
Principal activities	Investment holding

[1]	(2) Equivalent to US$58,000
[2]	(1) Equivalent to US$45,000